Income Tax (Details) - Schedule of unrecognized tax benefits related to the Company's uncertain tax positions - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of unrecognized tax benefits related to the Company's uncertain tax positions [Abstract]
Gross beginning balance	$ 1,562,330	$ 1,483,745	$ 2,079,166
Gross increase to tax positions in the current period	76,343	123,001	(595,421)
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Less from discontinued operations		(44,416)
Gross ending balance from continuing operations	$ 1,638,673	$ 1,562,330	$ 1,483,745